Basis of presentation	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation

Note 3.      Basis of presentation

The consolidated financial statements are prepared in accordance with the Generally Accepted Accounting Principles in the United States of America (“US GAAP”) as set forth in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC). All amounts are in United States dollars (“USD”) unless otherwise stated.

Additional paid-in capital and Noncontrolling interest

During our 2024 financial reporting process, we noted a formula error affecting WISeKey’s equity presentation of the capital increases in relation to the L1 and Anson Facilities in its subsidiary, SEALSQ Corp, in the financial statements ended December 31, 2023. The error changed the allocation of the capital increase impacts between additional paid-in capital and noncontrolling interest without impacting total equity. We assessed that there was not a substantial likelihood that the error would have been viewed by the reasonable investor as having significantly altered the “total mix” of information made available, and as such concluded that a “little r” restatement was required. In application of ASC 250, we corrected the error in the current year comparative financial statements by adjusting the prior period information.

The table below shows the effect of the adjustment of the prior period information on the Condensed Consolidated Statements Changes in Shareholders’ Equity.

	As reported in the financial statements ended December 31, 2023				As adjusted in the financial statements ended December 31, 2024
USD'000	Additional paid-in capital	Total stockholders' equity	Noncontrolling interests	Total equity	Additional paid-in capital	Total stockholders' equity	Noncontrolling interests	Total equity
As at December 31, 2022	280,597	26,260	(2,235)	24,025	280,597	26,260	(2,235)	24,025
Common stock issued[1]	(41)	(41)	-	(41)	(41)	(41)	-	(41)
Options exercised	(9)	29	-	29	(9)	29	-	29
Stock-based compensation	178	178	-	178	178	178	-	178
Changes in treasury shares	-	(1)	-	(1)	-	(1)	-	(1)
L1 Facility	6,361	7,940	(1,576)	6,364	3,209	4,788	1,576	6,364
Anson Facility	8,630	9,530	(1,558)	7,972	5,514	6,414	1,558	7,972
Dividend in kind	-	34	(34)	-	-	34	(34)	-
Net income	-	(15,360)	(89)	(15,449)	-	(15,360)	(89)	(15,449)
Other comprehensive income / (loss)	-	(1,894)	(99)	(1,993)	-	(1,894)	(99)	(1,993)
As at December 31, 2023	295,716	26,675	(5,591)	21,084	289,448	20,407	677	21,084